Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	AllianceBernstein Pooling Portfolios
Central Index Key	0001308576
Amendment Flag	false
Document Creation Date	Jan. 08, 2013
Document Effective Date	Jan. 08, 2013
Prospectus Date	Dec. 31, 2012